Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of derivative financial instruments [Abstract]
Disclosure of detailed information about hedge derivatives financial instruments [text block]
The table below presents the composition of open transactions included in the hedge derivative financial instruments as of December 31, 2017:

		Quotations
Period of settlement	MT	Fixed	Futures	Fair value
				US$(000)
January 2018	3,000	5,972 – 6,050	7,275	(3,788)
February 2018	3,000	5,972 – 6,050	7,260	(3,736)
March 2018	3,000	5,972 – 6,050	7,247	(3,693)
April 2018	3,000	5,805 – 6,050	7,259	(3,973)
May 2018	3,000	5,900 – 6,300	7,269	(3,484)
June 2018	3,000	5,900 – 6,325	7,277	(3,468)
July 2018	3,000	5,960 - 6,350	7,285	(3,359)
August 2018	3,000	6,520	7,290	(2,288)
September 2018	3,000	7,100	7,296	(580)
October 2018	3,000	7,200	7,300	(296)
November 2018	3,000	7,300	7,305	(13)
December 2018	3,000	7,300	7,309	(27)

	36,000			(28,705)

The table below presents the composition of open transactions included in the hedge derivative financial instruments as of December 31, 2016:

		Quotations
Period of settlement	MT	Fixed	Futures	Fair value
				US$(000)
January 2017	2,542	4,917	5,526	(1,548)
February 2017	2,270	5,001	5,530	(1,199)
March 2017	1,795	4,860	5,535	(1,208)
April 2017	500	5,720	5,536	92
	7,107			(3,863)

Disclosure of detailed information about financial instruments [text block]
Embedded derivatives held by the Group as of December 31, 2017 are:

			Quotations
Metal	Quantity	Period of quotations	Provisional	Future	Fair value
		2018	US$	US$	US$(000)

Copper	24,846 DMT	January – March	6,645.36 – 6,841.95	7,112.50 – 7,275.00	2,508
Gold	64,898 DMT	January – March	1,256.45 – 1,317.67	1,258.00 – 1,317.10	1,066
Silver	326,095 Oz	January – April	16.02 – 18.00	16.07 – 17.21	1,815
Lead	22,735 DMT	January – April	2,333.23 – 3,110.69	2,488 – 2,579.75	229
Zinc	54,603 DMT	January – April	3,103.72 – 3,275.47	3,226.50 – 3,343.50	1,806

Total asset, net					7,424

Embedded derivatives held by the Group as of December 31, 2016 are:

			Quotations
Metal	Quantity	Period of quotations	Provisional	Future	Fair value
		2017	US$	US$	US$(000)

Copper	29,121 DMT	January - April	2,985.28 – 5,824.00	5,535.76 – 5,642.25	397
Gold	15,370 DMT	January – February	1,139.75 – 1,145.90	1,151.00 – 1,179.40	481
Silver	17,124 Oz	January - April	16.32 – 19.35	16.42 – 16.66	(1,825)
Lead	23,636 DMT	January - April	1,871.58 – 2,380.60	2,017.00 – 2,080.00	(801)
Zinc	29,407 DMT	January – March	2,291.08 – 2,732.10	2,578.00 – 2,612.50	(172)
Other	15,082 Oz				396

Total liability, net					(1,524)